Schedule Of Contingent Earnout Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Beginning Balance	$ 1,456	$ 17,414
Change in fair value of contingent earnout liabilities	(1,445)	(15,958)
Ending Balance	$ 11	$ 1,456